UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock
Tax-Free Bond Fund

Annual Report
5.31.12

A look at performance

Total returns for the period ended May 31, 2012

									Tax
	Average annual total			Cumulative total			SEC 30-day	SEC 30-day	equivalent
	returns (%)			returns (%)			yield (%)	yield (%)	subsidized
	with maximum sales charge			with maximum sales charge			subsidized	unsubsidized[1]	yield (%)[2]

							as of	as of	as of
	1-year	5-year	10-year	1-year	5-year	10-year	5-31-12	5-31-12	5-31-12

Class A	6.56	4.14	4.35	6.56	22.48	53.14	2.31	2.21	3.55

Class B	5.78	3.98	4.20	5.78	21.55	50.96	1.67	1.57	2.57

Class C	9.78	4.32	4.05	9.78	23.56	48.73	1.67	1.57	2.57

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 9-30-12 for Class A, Class B and Class C shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C
Net (%)	0.86	1.61	1.61
Gross (%)	0.96	1.71	1.71

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	Tax-Free Bond Fund | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B3	5-31-02	$15,096	$15,096	$16,922

Class C3	5-31-02	14,873	14,873	16,922

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Barclays Capital Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

2 Tax equivalent yield is based on the maximum federal tax rate of 35%. Share classes will differ due to varying expenses.

3 No contingent deferred sales charge is applicable.

Annual report | Tax-Free Bond Fund	7

Management’s discussion of
Fund performance

By John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Municipal bonds posted double-digit gains for the 12 months ended May 31, 2012. Municipal bonds rallied steadily throughout the reporting period thanks to favorable supply and demand dynamics in the municipal market. Demand for municipal bonds returned to its normal level after declining in late 2010 and early 2011, while modest new issuance and increased bond calls reduced the outstanding supply of municipal bonds. Another factor contributing to the strong performance of municipal bonds was lower volatility compared with other segments of the financial markets, which attracted investors amid uneven economic growth in the U.S. and sovereign debt problems in Europe. Long-term municipal bonds (more than 20 years) generated the best returns, while lower-rated municipal bonds outperformed higher-quality securities. Despite the uneven economic recovery, municipal tax revenues improved over the 12-month period, which helped ease some of the budgetary challenges facing many states and municipalities. Although smaller municipalities with limited revenue sources continued to experience budgetary stress, overall municipal credit quality remained relatively stable during the reporting period.

For the year ended May 31, 2012, John Hancock Tax-Free Bond Fund’s Class A shares posted a total return of 11.61%, excluding sales charges. By comparison, Morningstar, Inc.’s muni national long fund category produced an average return of 12.07%, while the Fund’s benchmark, the Barclays Capital Municipal Bond Index, returned 10.40%. The Fund outpaced its benchmark index for the reporting period but modestly lagged its Morningstar peer group average. The Fund’s exposure to lower-rated credits, which performed well during the period, contributed favorably to performance. The Fund also benefited on an absolute basis from its holdings of zero-coupon bonds, which are securities that pay no interest but are issued at a significant discount to their value at maturity. Zero-coupon bonds, which typically have greater interest-rate sensitivity than their interest-paying counterparts, were among the best performing securities over the past year. However, the Fund’s limited exposure to these securities was a contributing factor to its underperformance versus the peer group average.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The major risk factors in this Fund’s performance are interest-rate and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk. Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. Municipal bond prices can decline due to fiscal mismanagement or tax shortfalls, or if related projects become unprofitable. Investments focused on one sector may fluctuate more widely than investments across multiple sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

8	Tax-Free Bond Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2011 with the same investment held until May 31, 2012.

	Account value	Ending value	Expenses paid during
	on 12-1-11	on 5-31-12	period ended 5-31-12[1]

Class A	$1,000.00	$1,068.50	$4.40

Class B	1,000.00	1,064.50	8.26

Class C	1,000.00	1,064.50	8.26

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Tax-Free Bond Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2011, with the same investment held until May 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 12-1-11	on 5-31-12	period ended 5-31-12[1]

Class A	$1,000.00	$1,020.80	$4.29

Class B	1,000.00	1,017.00	8.07

Class C	1,000.00	1,017.00	8.07

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.85%, 1.60% and 1.60% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

10	Tax-Free Bond Fund | Annual report

Portfolio summary

Top 10 Holdings (22.9% of Net Assets on 5-31-12)[1,2]

Foothill Eastern Transportation Corridor Agency, Zero Coupon, 1-1-19	5.5%

Massachusetts Water Resources Authority, 5.000%, 8-1-40	2.4%

Commonwealth of Massachusetts, 5.500%, 12-1-24	2.2%

San Joaquin Hills Transportation Corridor Agency, 5.650%, 1-15-17	2.0%

New York Liberty Development Corp., 5.500%, 12-15-41	1.9%

Madera County Certificates of Participation, 6.500%, 3-15-15	1.8%

South Carolina State Public Service Authority, 5.000%, 1-1-40	1.8%

New York City Municipal Water Finance Authority, 5.000%, 6-15-39	1.8%

Port Authority of New York & New Jersey, 6.750%, 10-1-19	1.8%

New York State Dormitory Authority, 5.000%, 7-1-35	1.7%

Sector Composition[1,3]

General Obligation Bonds	8.3%	Health Care	5.2%

Revenue Bonds		Education	5.1%

Transportation	19.0%	Airport	4.5%

Utilities	16.1%	Pollution	3.2%

Development	6.8%	Facilities	1.3%

Water & Sewer	6.6%	Other Revenue	15.4%

Tobacco	5.7%	Short-Term Investments & Other	2.8%

Quality Distribution[1,4]

AAA	12.3%

AA	35.9%

A	28.1%

BBB	10.7%

B	4.2%

CCC & Below	0.4%

Not Rated	5.6%

Short-Term Investments & Other	2.8%

1 As a percentage of net assets on 5-31-12.

2 Cash and cash equivalents not included.

3 Investments focused on one sector may fluctuate more widely than investments across multiple sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Corporation ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-12 and do not reflect subsequent downgrades or upgrades, if any.

Annual report | Tax-Free Bond Fund	11

Fund’s investments

As of 5-31-12

		Maturity
	Rate (%)	date	Par value	Value

Municipal Bonds 97.9%				$483,256,689

(Cost $424,986,710)

Alabama 0.5%				2,258,555

Birmingham Special Care Facilities
Financing Authority Children’s Hospital	6.125	06-01-34	$2,000,000	2,258,555

Arizona 0.5%				2,368,542

Arizona Health Facilities Authority
Phoenix Memorial Hospital (H)	8.200	06-01-21	2,150,000	22

Maricopa County Pollution Control Corp.
El Paso Electric Company Project, Series B	7.250	04-01-40	1,000,000	1,193,230

Phoenix Civic Improvement Corp., Series B
Civic Plaza, (Zero Coupon steps up to
5.500% on 7-1-13) (D)(Z)	Zero	07-01-28	1,000,000	1,175,290

California 17.0%				84,169,579

Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls (Z)	Zero	01-15-25	5,000,000	2,364,950

Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to
Maturity, Series A (Z)	Zero	01-01-19	30,000,000	27,135,900

Golden State Tobacco Securitization Corp.,
Series A–1	4.500	06-01-27	2,500,000	2,050,075

M-S-R Energy Authority
Natural Gas Revenue, Series B	7.000	11-01-34	2,500,000	3,259,175

Madera County Certificates of Participation
Valley Children’s Hospital (D)	6.500	03-15-15	8,405,000	9,026,382

San Bernardino County
Medical Center Financing Project, Series B (D)	5.500	08-01-17	7,205,000	7,569,717

San Bernardino County
Medical Center Financing Project	5.500	08-01-22	2,500,000	2,868,225

San Diego Redevelopment Agency
City Heights, Series A	5.750	09-01-23	25,000	25,017

San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity (Z)	Zero	01-01-14	5,000,000	4,970,050

San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity (Z)	Zero	01-01-17	4,900,000	4,696,013

San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity (Z)	Zero	01-01-20	2,000,000	1,752,460

San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Series A	5.650	01-15-17	10,000,000	9,952,000

12	Tax-Free Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

California (continued)

Santa Ana Financing Authority
Police Administration & Holdings Facility,
Series A (D)	6.250	07-01-19	$2,000,000	$2,331,420

State of California	5.250	04-01-35	5,500,000	6,168,195

Colorado 3.6%				17,754,221

Colorado Springs Utilities Revenue Series A	5.000	11-15-33	2,000,000	2,312,900

Colorado Springs Utilities Revenue Series C	5.250	11-15-42	2,825,000	3,139,423

Denver, Colorado City & County
Airport Revenue Series A	5.250	11-15-36	5,250,000	5,862,833

Public Authority for Colorado Energy
Natural Gas Revenue	6.250	11-15-28	3,500,000	4,202,345

Regional Transportation District
Denver Transit Partners	6.000	01-15-41	2,000,000	2,236,720

Connecticut 0.7%				3,426,090

Connecticut State Health & Educational Facility
Authority Yale University, Series Z3	5.050	07-01-42	3,000,000	3,426,090

District of Columbia 2.7%				13,199,294

District of Columbia Tobacco Settlement
Financing Corp.	6.500	05-15-33	5,000,000	5,427,550

Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (D)(Z)	Zero	10-01-33	6,565,000	2,187,261

Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (D)(Z)	Zero	10-01-35	6,470,000	1,926,960

Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (D)(Z)	Zero	10-01-36	7,250,000	2,030,653

Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series C (Zero Coupon
steps up to 6.500% on 10-1-16) (D)(Z)	Zero	10-01-41	1,750,000	1,626,870

Florida 4.5%				22,227,589

Bonnet Creek Resort Community
Development District	7.250	05-01-18	1,000,000	1,003,590

Bonnet Creek Resort Community
Development District	7.375	05-01-34	1,500,000	1,503,735

Capital Trust Agency Seminole Tribe Convention
Prerefunded to 10-1-12, Series A (S)	8.950	10-01-33	3,000,000	3,146,640

Crossings at Fleming Island Community
Development District Recreation Facilities
Improvements, Series C	7.100	05-01-30	1,000,000	987,070

Hernando County, Criminal Justice (D)	7.650	07-01-16	500,000	607,750

JEA Electric System Revenue
Series Three — D-2	5.000	10-01-38	7,000,000	7,764,260

Orange County School Board
School Improvements, Series A (D)(Z)	Zero	08-01-13	5,000,000	4,958,850

Orlando Utilities Commission
Electric, Power & Light Revenues, Escrowed
to Maturity, Series D	6.750	10-01-17	1,945,000	2,255,694

See notes to financial statements	Annual report | Tax-Free Bond Fund	13

		Maturity
	Rate (%)	date	Par value	Value

Georgia 2.2%				$10,785,006

Atlanta Tax Allocation
Eastside Project, Series B	5.600	01-01-30	$1,000,000	1,062,950

Georgia Municipal Electric Authority
Electric, Power & Light Revenues,
Escrowed to Maturity, Series Y (D)	6.500	01-01-17	145,000	163,531

Georgia Municipal Electric Authority
Electric, Power & Light Revenues,
Escrowed to Maturity, Series Z (D)	5.500	01-01-20	150,000	168,276

Georgia Municipal Electric Authority
Electric, Power & Light Revenues,
Prerefunded to 1-1-14, Series 2005 (D)	6.500	01-01-17	60,000	65,891

Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series BB	5.700	01-01-19	885,000	1,025,777

Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series C (D)	5.700	01-01-19	4,645,000	5,455,181

Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series EE (D)	7.250	01-01-24	2,000,000	2,843,400

Illinois 4.5%				22,276,569

Chicago Board of Education, Series A (D)	5.500	12-01-30	3,650,000	4,463,622

Chicago Tax Increment Revenue
Pilsen Redevelopment, Series B	6.750	06-01-22	3,000,000	3,138,240

City of Chicago IL Waterworks Revenue	5.000	11-01-42	2,000,000	2,234,000

City of Chicago IL, Series A	5.750	01-01-39	3,200,000	3,711,712

Illinois Development Finance Authority
Edison Project (D)	5.850	01-15-14	3,000,000	3,199,050

Illinois Finance Authority
Rush University Medical Center, Series A	7.250	11-01-38	1,500,000	1,887,495

Lake County Community Consolidated School
District No: 24 (D)(Z)	Zero	01-01-22	2,440,000	1,704,267

Round Lake Lakewood Grove Special Service
Area No: 1 Prerefunded to 3-1-13	6.700	03-01-33	956,000	1,016,352

Will County Community Unit School District
No: 365 (D)(Z)	Zero	11-01-21	1,130,000	921,831

Indiana 0.7%				3,465,420

Indiana Finance Authority
Duke Energy, Series B	6.000	08-01-39	3,000,000	3,465,420

Kentucky 1.3%				6,416,808

Kentucky Economic Development Finance
Authority Louisville Arena, Series A–1 (D)	6.000	12-01-33	1,000,000	1,102,390

Kentucky Economic Development Finance
Authority Norton Healthcare, Prerefunded to
10-1-13, Series C (D)	6.100	10-01-21	1,770,000	1,922,627

Kentucky Economic Development Finance
Authority Norton Healthcare, Series C (D)	6.100	10-01-21	3,230,000	3,391,791

Louisiana 1.3%				6,531,865

Louisiana Local Government Environmental
Facilities Westlake Chemical Corp. Projects	6.750	11-01-32	2,500,000	2,777,875

Louisiana Local Government Environmental
Facilities Westlake Chemical Corp. Projects.,
Series A–1	6.500	11-01-35	1,500,000	1,707,630

Parish of St. Charles LA (P)	4.000	12-01-40	2,000,000	2,046,360

14	Tax-Free Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Massachusetts 8.9%				$43,882,755

Commonwealth of Massachusetts
Series C (D)	5.500	12-01-24	$8,000,000	10,646,160

Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A–2 (Z)	Zero	07-01-26	8,595,000	4,846,721

Massachusetts Development Finance Agency
Harvard University Series B	5.000	10-15-40	2,775,000	3,196,412

Massachusetts Health & Educational Facilities
Authority Civic Investments, Prerefunded to
12-15-12, Series B	9.200	12-15-31	3,500,000	3,735,725

Massachusetts State Department of
Transportation Highway Revenue Tolls,
Series B	5.000	01-01-37	5,000,000	5,457,300

Massachusetts Water Pollution Abatement,
Series A	6.375	02-01-15	50,000	50,249

Massachusetts Water Resources Authority
Water Revenue, Series A	5.000	08-01-40	10,775,000	12,060,134

Metropolitan Boston Transit Parking Corp.	5.250	07-01-36	3,475,000	3,890,054

Michigan 0.2%				1,203,940

Detroit Water Supply System
Water Revenue, Series B (D)	7.000	07-01-36	1,000,000	1,203,940

Nebraska 2.3%				11,307,458

Central Plains Energy Project Revenue
Natural Gas Revenue, Series A	5.250	12-01-20	4,970,000	5,392,202

Omaha Public Power District
Electric, Power & Light Revenues,
Escrowed to Maturity, Series B	6.200	02-01-17	1,200,000	1,361,256

Omaha Public Power District
Electric, Power & Light Revenues, Series B	5.000	02-01-36	4,000,000	4,554,000

New Jersey 4.1%				20,161,254

New Jersey State Turnpike Authority
Highway Revenue Tolls, Series I	5.000	01-01-35	4,250,000	4,695,103

New Jersey Transportation Trust Fund Authority
Series B	5.000	06-15-42	2,500,000	2,753,775

Tobacco Settlement Financing Corp.
Prerefunded to 6-1-13	6.250	06-01-43	4,000,000	4,239,120

Tobacco Settlement Financing Corp.
Prerefunded to 6-1-13	6.750	06-01-39	5,000,000	5,323,850

Tobacco Settlement Financing Corp., Series 1A	4.500	06-01-23	3,355,000	3,149,406

New York 17.7%				87,159,280

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.250	07-15-40	1,000,000	1,120,700

Hudson Yards Infrastructure Corp.
Series A	5.750	02-15-47	3,500,000	4,029,655

Long Island Power Authority
Electric, Power & Light Revenues, Series C (D)	5.250	09-01-29	2,000,000	2,375,600

New York City Industrial Development Agency
Terminal One Group Association Project AMT (P)	5.500	01-01-24	1,500,000	1,580,505

New York City Municipal Water Finance Authority
Water Revenue, Series 2009-EE	5.250	06-15-40	5,000,000	5,638,000

New York City Municipal Water Finance Authority
Water Revenue, Series GG-1	5.000	06-15-39	8,000,000	8,789,920

See notes to financial statements	Annual report | Tax-Free Bond Fund	15

		Maturity
	Rate (%)	date	Par value	Value

New York (continued)

New York City Transitional Finance Authority
Government Fund/Grant Revenue, Series S-4	5.500	01-15-39	$3,725,000	$4,256,371

New York City Transitional Finance Authority
Income Tax Revenue, Series S-3	5.250	01-15-39	3,000,000	3,351,000

New York City Transitional Finance Authority
Income Tax Revenue, Series S-3	5.375	01-15-34	3,000,000	3,415,290

New York Liberty Development Corp.
1 World Trade Center Project	5.000	12-15-41	8,500,000	9,446,220

New York Liberty Development Corp.
4 World Trade Center Project	5.000	11-15-31	5,000,000	5,599,250

New York Liberty Development Corp.
Goldman Sachs Headquarters	5.250	10-01-35	3,000,000	3,369,450

New York State Dormitory Authority
Income Tax Revenue, Series A	5.000	02-15-39	2,500,000	2,799,950

New York State Dormitory Authority
State University Dormitory, Series A	5.000	07-01-35	7,250,000	8,198,155

New York State Dormitory Authority
State University Educational Facilities, Series A	5.500	05-15-19	1,000,000	1,200,030

Port Authority of New York & New Jersey
144th Construction Project	5.000	10-01-29	3,500,000	3,960,110

Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10-01-19	8,700,000	8,698,695

Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12-01-42	2,000,000	2,219,500

Triborough Bridge & Tunnel Authority
Highway Revenue Tolls	5.000	11-15-33	4,025,000	4,498,219

Westchester Tobacco Asset Securitization Corp.
Public Improvements, Prerefunded
to 7-15-17	6.950	07-15-39	2,000,000	2,612,660

Ohio 1.1%				5,422,880

Ohio Air Quality Development Authority
FirstEnergy Solutions Corp., Series C AMT (P)	7.250	11-01-32	1,000,000	1,023,600

Ohio Higher Educational Facility Commission	5.000	01-01-38	4,000,000	4,399,280

Oklahoma 1.3%				6,423,440

Grand River Dam Authority, Series A	5.250	06-01-40	4,000,000	4,520,520

Tulsa Airport Improvement Trust, Series A
AMT (H)(P)	7.750	06-01-35	2,000,000	1,902,920

Oregon 1.0%				5,217,159

Clackamas County School District No. 12,
Series B (D)	5.000	06-15-28	3,630,000	4,110,394

Western Generation Agency
Wauna Cogeneration Project, Series B AMT	5.000	01-01-14	1,100,000	1,106,765

Pennsylvania 2.2%				10,961,848

Allegheny County Hospital Development Authority
West Penn Health Systems, Series A	5.000	11-15-28	2,500,000	2,131,125

Allegheny County Redevelopment Authority
Pittsburgh Mills Project	5.600	07-01-23	1,000,000	1,009,740

Philadelphia Authority for Industrial Development
Commerical Development AMT	7.750	12-01-17	3,250,000	3,254,583

Philadelphia School District, Series E	6.000	09-01-38	4,000,000	4,566,400

16	Tax-Free Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Puerto Rico 4.4%				$21,871,860

Commonwealth of Puerto Rico
Public Improvement — Series A	5.500	07-01-39	$3,000,000	3,122,340

Commonwealth of Puerto Rico
Public Improvement — Series A	5.750	07-01-41	5,000,000	5,361,400

Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series XX	5.250	07-01-40	2,500,000	2,567,800

Puerto Rico Public Buildings Authority
Government Facilities, Series P (D)	6.750	07-01-36	3,000,000	3,532,740

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon
steps up to 6.750% on 8-1-16) (Z)	Zero	08-01-32	4,000,000	4,105,960

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series C	5.250	08-01-41	3,000,000	3,181,620

Rhode Island 0.2%				803,499

Town of Tiverton
Mount Hope Bay Village, Series A	6.875	05-01-22	795,000	803,499

South Carolina 3.9%				19,160,659

Richland County
International Paper Company AMT	6.100	04-01-23	3,325,000	3,466,579

South Carolina State Public Service Authority
Santee Cooper, Series A	5.500	01-01-38	6,000,000	6,889,920

South Carolina State Public Service Authority
Santee Cooper, Series E	5.000	01-01-40	8,000,000	8,804,160

South Dakota 1.0%				5,150,000

Educational Enhancement Funding Corp.,
Series B	6.500	06-01-32	5,000,000	5,150,000

Texas 8.2%				40,701,857

Bexar County Health Facilities Development Corp.
Army Retirement Residence Project,
Prerefunded to 7-1-12	6.300	07-01-32	1,000,000	1,014,950

City of San Antonio
Electric & Gas, Series A	5.000	02-01-34	4,330,000	4,824,659

Dallas Waterworks & Sewer System Revenue	5.000	10-01-35	5,000,000	5,692,750

Dallas Waterworks & Sewer System Revenue	5.000	10-01-36	5,000,000	5,738,400

Houston Independent School District Public
Financing Corp. Cesar Chavez Project,
Series A (D)(Z)	Zero	09-15-16	570,000	533,748

Lower Colorado River Authority	5.625	05-15-39	3,810,000	4,283,431

Lower Colorado River Authority
Electric, Power & Light Revenues	5.000	05-15-40	5,000,000	5,404,950

Lower Colorado River Authority
Prerefunded to 5-15-19	5.625	05-15-39	190,000	245,099

Lower Colorado River Authority
Transmission Services Corp., Series A	5.000	05-15-41	2,500,000	2,725,875

North Texas Tollway Authority
Highway Revenue Tolls, Series K-2	6.000	01-01-38	3,250,000	3,656,835

Texas Municipal Power Agency Revenue	5.000	09-01-40	6,000,000	6,581,160

Utah 0.1%				396,247

Salt Lake City
IHC Hospital, Inc., Escrowed to Maturity,
Series A	8.125	05-15-15	355,000	396,247

See notes to financial statements	Annual report | Tax-Free Bond Fund	17

		Maturity
	Rate (%)	date	Par value	Value

Washington 0.4%				$1,877,295

Washington Public Power Supply Systems
Electric, Power & Light Revenues, Series B	7.125	07-01-16	$1,500,000	1,877,295

Wyoming 0.7%				3,405,930

Campbell County Solid Waste Facilites Revenue
Basin Electric Power Company, Series A	5.750	07-15-39	3,000,000	3,405,930

Other 0.7%				3,269,790

Centerline Equity Issuer Trust, Series A-4-1 (S)	5.750	05-15-15	3,000,000	3,269,790

			Par value	Value

Short-Term Investments 0.8%				$4,125,000

(Cost $4,125,000)

Repurchase Agreement 0.8%				4,125,000

Repurchase Agreement with State Street Corp.
dated 5-31-12 at 0.010% to be repurchased
at $4,125,001 on 6-1-12, collateralized
by $4,205,000 Federal Home Loan Bank,
0.280% due 8-2-13 (valued at $4,208,944,
including interest)			$4,125,000	4,125,000

Total investments (Cost $429,111,710)† 98.7%				$487,381,689

Other assets and liabilities, net 1.3%				$6,221,417

Total net assets 100.0%				$493,603,106

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

18	Tax-Free Bond Fund | Annual report	See notes to financial statements

Notes to Schedule of Investments

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

Insurance Coverage	As a % of total investments

Ambac Financial Group, Inc.	3.8%
Assured Guaranty Corp.	1.8%
Assured Guaranty Municipal Corp.	1.3%
CIFG Holding Ltd.	0.5%
Commonwealth Gtd.	0.7%
Financial Guaranty Insurance Corp.	1.2%
National Public Finance Guanantee Corp.	7.4%

(H) Non-income producing — Issuer is in default.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) Zero Coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 5-31-12, the aggregate cost of investment securities for federal income tax purposes was $425,800,382. Net unrealized appreciation aggregated $61,581,307, of which $63,332,901 related to appreciated investment securities and $1,751,594 related to depreciated investment securities.

The portfolio had the following sector composition as a percentage of total net assets on 5-31-12:

General Obligation Bonds	8.3%

Revenue Bonds

Transportation	19.0%
Utilities	16.1%
Development	6.8%
Water & Sewer	6.6%
Tobacco	5.7%
Health Care	5.2%
Education	5.1%
Airport	4.5%
Pollution	3.2%
Facilities	1.3%
Other Revenue	15.4%
Short-Term Investments & Other	2.8%

See notes to financial statements	Annual report | Tax-Free Bond Fund	19

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-12

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $429,111,710)	$487,381,689
Cash	2,240,390
Receivable for investments sold	116,543
Receivable for fund shares sold	316,791
Interest receivable	6,512,888
Receivable from affiliates	26,804
Other receivables and prepaid expenses	96,035

Total assets	496,691,140

Liabilities

Payable for investments purchased	2,000,000
Payable for fund shares repurchased	617,231
Distributions payable	274,042
Payable to affiliates
Accounting and legal services fees	9,308
Transfer agent fees	27,412
Distribution and service fees	60,914
Trustees’ fees	46,263
Other liabilities and accrued expenses	52,864

Total liabilities	3,088,034

Net assets

Paid-in capital	$446,526,392
Undistributed net investment income	727,248
Accumulated net realized gain (loss) on investments	(11,920,513)
Net unrealized appreciation (depreciation) on investments	58,269,979

Net assets	$493,603,106

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($441,506,368 ÷ 42,574,721 shares)	$10.37
Class B ($7,362,443 ÷ 709,933 shares)[1]	$10.37
Class C ($44,734,295 ÷ 4,314,249 shares)[1]	$10.37

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$10.86

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

20	Tax-Free Bond Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 5-31-12

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$24,355,772

Expenses

Investment management fees	2,595,759
Distribution and service fees	1,531,048
Accounting and legal services fees	88,310
Transfer agent fees	314,314
Trustees’ fees	33,426
State registration fees	51,232
Printing and postage	31,691
Professional fees	61,650
Custodian fees	64,985
Registration and filing fees	21,194
Other	23,074

Total expenses	4,816,683
Less expense reductions	(396,296)

Net expenses	4,420,387

Net investment income	19,935,385

Realized and unrealized gain (loss)

Net realized gain on investments	38,239
Change in net unrealized appreciation (depreciation) of investments	31,204,086

Net realized and unrealized gain	31,242,325

Increase in net assets from operations	$51,177,710

See notes to financial statements	Annual report | Tax-Free Bond Fund	21

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	5-31-12	5-31-11

Increase (decrease) in net assets

From operations
Net investment income	$19,935,385	$21,300,666
Net realized gain (loss)	38,239	(3,371,671)
Change in net unrealized appreciation (depreciation)	31,204,086	(11,228,996)

Increase in net assets resulting from operations	51,177,710	6,699,999

Distributions to shareholders
From net investment income
Class A	(18,364,618)	(19,411,609)
Class B	(242,681)	(313,857)
Class C	(1,424,989)	(1,506,294)

Total distributions	(20,032,288)	(21,231,760)

From Fund share transactions	9,121,632	(19,153,135)

Total increase (decrease)	40,267,054	(33,684,896)

Net assets

Beginning of year	453,336,052	487,020,948

End of year	$493,603,106	$453,336,052

Undistributed net investment income	$727,248	$1,077,828

22	Tax-Free Bond Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-09[1]	8-31-08	8-31-07

Per share operating performance

Net asset value, beginning of period	$9.70	$9.97	$9.53	$9.82	$9.95	$10.24
Net investment income[2]	0.43	0.44	0.45	0.35	0.45	0.45
Net realized and unrealized gain (loss)
on investments	0.67	(0.27)	0.44	(0.30)	(0.13)	(0.29)
Total from investment operations	1.10	0.17	0.89	0.05	0.32	0.16
Less distributions
From net investment income	(0.43)	(0.44)	(0.45)	(0.34)	(0.45)	(0.45)
Net asset value, end of period	$10.37	$9.70	$9.97	$9.53	$9.82	$9.95
Total return (%)[3]	11.61[4]	1.79	9.56[4]	0.66[5]	3.25[4]	1.55[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$442	$411	$440	$411	$417	$434
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95	0.96	0.98	1.02[6,7]	0.96	0.95
Interest and fees[8]	—	—	—	—	0.06	0.08
Expenses net of fee waivers	0.86	0.96	0.98	1.02[6,7]	1.02	1.03
Net investment income	4.30	4.54	4.64	5.05[6]	4.53	4.45
Portfolio turnover (%)	25	20	28	36	36	40

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.
8 Interest expense and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements	Annual report | Tax-Free Bond Fund	23

CLASS B SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-09[1]	8-31-08	8-31-07

Per share operating performance

Net asset value, beginning of period	$9.70	$9.97	$9.53	$9.82	$9.95	$10.24
Net investment income[2]	0.36	0.37	0.38	0.29	0.38	0.38
Net realized and unrealized gain (loss)
on investments	0.67	(0.27)	0.44	(0.29)	(0.14)	(0.30)
Total from investment operations	1.03	0.10	0.82	—	0.24	0.08
Less distributions
From net investment income	(0.36)	(0.37)	(0.38)	(0.29)	(0.37)	(0.37)
Net asset value, end of period	$10.37	$9.70	$9.97	$9.53	$9.82	$9.95
Total return (%)[3]	10.78[4]	1.04	8.74[4]	0.10[5]	2.47[4]	0.80[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$7	$7	$10	$11	$13	$16
Ratios (as a percentage of average net assets):
Expenses before reductions	1.70	1.71	1.74	1.77[6,7]	1.71	1.70
Interest and fees[8]	—	—	—	—	0.06	0.08
Expenses net of fee waivers	1.61	1.71	1.73	1.77[6,7]	1.77	1.78
Net investment income	3.54	3.78	3.89	4.29[6]	3.77	3.69
Portfolio turnover (%)	25	20	28	36	36	40

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.
8 Interest expense and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

CLASS C SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-09[1]	8-31-08	8-31-07

Per share operating performance

Net asset value, beginning of period	$9.70	$9.97	$9.53	$9.82	$9.95	$10.24
Net investment income[2]	0.36	0.37	0.38	0.29	0.38	0.37
Net realized and unrealized gain (loss)
on investments	0.67	(0.27)	0.44	(0.29)	(0.14)	(0.29)
Total from investment operations	1.03	0.10	0.82	—	0.24	0.08
Less distributions
From net investment income	(0.36)	(0.37)	(0.38)	(0.29)	(0.37)	(0.37)
Net asset value, end of period	$10.37	$9.70	$9.97	$9.53	$9.82	$9.95
Total return (%)[3]	10.78[4]	1.04	8.74[4]	0.10[5]	2.47[4]	0.80[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$45	$36	$38	$27	$13	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.70	1.71	1.73	1.77[6,7]	1.71	1.70
Interest and fees[8]	—	—	—	—	0.06	0.08
Expenses net of fee waivers	1.61	1.71	1.73	1.77[6,7]	1.77	1.78
Net investment income	3.54	3.78	3.88	4.31[6]	3.78	3.70
Portfolio turnover (%)	25	20	28	36	36	40

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.
8 Interest expense and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

24	Tax-Free Bond Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Tax-Free Bond Fund (the Fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek as high a level of interest income exempt for federal income tax as is consistent with preservation of capital.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of May 31, 2012, all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the year ended May 31, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio

Annual report | Tax-Free Bond Fund	25

securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the year ended May 31, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

26	Tax-Free Bond Fund | Annual report

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $12,095,118 available to offset future net realized capital gains as of May 31, 2012. Net capital losses of $937,749, that are a result of security transactions occurring after October 31, 2011, are treated as occurring on June 1, 2012, the first day of the Fund’s next taxable year. The following table details the capital loss carryforward available as of May 31, 2012.

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31					NO EXPIRATION DATE
2015	2016	2017	2018	2019	SHORT TERM	LONG TERM

$257,214	$209,653	$5,383,181	$3,499,079	$490,608	$1,888,845	$366,538

As of May 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed at least annually. The tax character of distributions for the years ended May 31, 2012 and May 31, 2011 was as follows:

	MAY 31, 2012	MAY 31, 2011

Ordinary Income	$178,117	$35,893
Exempt Interest	$19,854,171	$21,195,867

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2012, the components of distributable earnings on a tax basis included $1,034,084 of undistributed exempt income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to expiration of capital loss carryforwards, accretion on debt securities, distributions payable and straddle loss deferrals.

New accounting pronouncements. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Annual report | Tax-Free Bond Fund	27

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.550% of the first $500,000,000 of the Fund’s average daily net assets, (b) 0.500% of the next $500,000,000, (c) 0.450% of the next $2,000,000,000 and (d) 0.425% of the Fund’s average daily net assets in excess of $3,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended May 31, 2012 were equivalent to a net effective rate of 0.55% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

28	Tax-Free Bond Fund | Annual report

CLASS	12b-1 FEE

Class A	0.25%
Class B	1.00%
Class C	1.00%

Effective August 1, 2011, the Distributor has contractually agreed to limit the distribution and service fees to 0.15%, 0.90% and 0.90% of the average daily net assets of Class A, Class B and Class C shares, respectively, until at least September 30, 2012, unless renewed by mutual agreement of the Fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time.

Accordingly, these fee limitations amounted to $356,609, $5,698 and $33,989 for Class A, Class B and Class C shares, respectively, for the year ended May 31, 2012.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $486,369 for the year ended May 31, 2012. Of this amount, $71,501 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $333,863 was paid as sales commissions to broker-dealers and $81,005 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2012, CDSCs received by the Distributor amounted to $13,447 and $2,627 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended May 31, 2012 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$1,062,838	$283,138
Class B	$68,143	$4,534
Class C	$400,067	$26,642
Total	$1,531,048	$314,314

Annual report | Tax-Free Bond Fund	29

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended May 31, 2012 and 2011 were as follows:

	Year ended 5-31-12		Year ended 5-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	4,266,555	$42,972,100	4,057,513	$39,893,917
Distributions reinvested	1,464,494	14,742,790	1,464,515	14,304,570
Repurchased	(5,455,980)	(54,780,568)	(7,329,786)	(70,678,683)

Net increase (decrease)	275,069	$2,934,322	(1,807,758)	($16,480,196)

Class B shares

Sold	202,441	$2,038,452	160,206	$1,584,707
Distributions reinvested	18,637	187,760	21,135	206,637
Repurchased	(203,103)	(2,028,780)	(448,184)	(4,336,862)

Net increase (decrease)	17,975	$197,432	(266,843)	($2,545,518)

Class C shares

Sold	1,192,471	$12,037,332	1,448,783	$14,303,287
Distributions reinvested	103,939	1,046,656	93,740	914,321
Repurchased	(703,984)	(7,094,110)	(1,606,411)	(15,345,029)

Net increase (decrease)	592,426	$5,989,878	(63,888)	($127,421)

Net increase (decrease)	885,470	$9,121,632	(2,138,489)	($19,153,135)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $121,132,649 and $116,964,054, respectively, for the year ended May 31, 2012.

30	Tax-Free Bond Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Municipal Series Trust and
Shareholders of John Hancock Tax-Free Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Tax-Free Bond Fund (the “Fund”) at May 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2012 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 23, 2012

Annual report | Tax-Free Bond Fund	31

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2012.

99.13% of dividends from net investment income are exempt-interest dividends.

Eligible shareholders will be mailed a 2012 Form 1099-DIV in early 2013. This will reflect the tax character of all distributions paid in calendar year 2012.

32	Tax-Free Bond Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	1994	49

Chairman (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

William H. Cunningham, Born: 1944	1987	49

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson, Born: 1952	2008	49

President, Cambridge College, Cambridge, Massachusetts (since May 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Stanley Martin,[2] Born: 1947	2008	49

Director, The St. Joe Company (real estate development company) (since May 2012); Senior Vice
President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006); Executive Vice
President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive Vice President,
Republic New York Corporation & Republic National Bank of New York (1998–2000); Partner, KPMG
LLP (1971–1998).

Dr. John A. Moore,[2] Born: 1939	2005	49

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(1989–2001); Senior Scientist, Sciences International (health research) (2000–2003); Former Assistant
Administrator & Deputy Administrator, Environmental Protection Agency (1983–1989); Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Annual report | Tax-Free Bond Fund	33

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson,[2] Born: 1943	2005	49

Presidential Advisor for Global Initiatives, American Council on Education (since 2011); Chairperson of the Board of the Trust (during 2009 and 2010); Principal, PMP Globalinc (consulting) (2007–2011);
Senior Associate, Institute for Higher Education Policy (2007–2011); Executive Director, CIES
(international education agency) (until 2007); Vice President, Institute of International Education (until
2007); Former President Wells College, St. Lawrence University and the Association of Colleges and
Universities of the State of New York. Director of the following: Mutual Fund Directors Forum (since
2011); Niagara Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997);
ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison
(since 2007); Ford Foundation, International Fellowships Program (until 2007); UNCF, International
Development Partnerships (until 2005); Roth Endowment (since 2002); Council for International
Educational Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	49

Director and Audit Committee Chairman (since May 2012) and Member of Finance and Audit
Committees of NCH Healthcare System, Inc. (since 2011) (holding company for multi-entity health care system); Director and Member of Finance Committee of The Moorings, Inc. (nonprofit continuing care community) (since May 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–
2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester
County, New York, Chamber of Commerce (1985–1995); Director, Treasurer and Chairman of Audit
and Finance Committees, Putnam Hospital Center (1990–2000); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1997).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie, Born: 1959	2010	49

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010).

John G. Vrysen, Born: 1955	2009	49

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

34	Tax-Free Bond Fund | Annual report

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971	2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

Annual report | Tax-Free Bond Fund	35

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since 2010) and
(2007–2009); Assistant Treasurer, John Hancock retail funds (2007–2009); Assistant Treasurer, Fidelity
Group of Funds (2005–2007); Vice President, Fidelity Management Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

36	Tax-Free Bond Fund | Annual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Stanley Martin*	John Hancock Asset Management a division of
Hugh McHaffie†	Manulife Asset Management (US) LLC
Dr. John A. Moore,* Vice Chairman
Patti McGill Peterson*	Principal distributor
Gregory A. Russo	John Hancock Funds, LLC
John G. Vrysen†
Custodian
Officers	State Street Bank and Trust Company
Keith F. Hartstein
President and Chief Executive Officer	Transfer agent
John Hancock Signature Services, Inc.
Andrew G. Arnott
Senior Vice President and Chief Operating Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer	Independent registered
public accounting firm
Francis V. Knox, Jr.	PricewaterhouseCoopers LLP
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Tax-Free Bond Fund	37

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.	52A 5/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	7/12

John Hancock

MUTUAL FUNDS

John Hancock

High Yield Municipal Bond Fund

Annual Report

5.31.12

A look at performance

Total returns for the period ended May 31, 2012

									Tax
	Average annual total			Cumulative total			SEC 30-day	SEC 30-day	equivalent
	returns (%)			returns (%)			yield (%)	yield (%)	subsidized
	with maximum sales charge			with maximum sales charge			subsidized	unsubsidized[1]	yield (%)[2]

							as of	as of	as of
	1-year	5-year	10-year	1-year	5-year	10-year	5-31-12	5-31-12	5-31-12

Class A	8.43	3.69	4.81	8.43	19.86	59.92	3.19	3.09	4.91

Class B	7.72	3.53	4.67	7.72	18.97	57.79	2.59	2.49	3.98

Class C	11.72	3.87	4.51	11.72	20.93	55.42	2.59	2.49	3.98

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 9-30-12 for Class A, Class B and Class C shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C
Net (%)	0.88	1.63	1.63
Gross (%)	0.98	1.73	1.73

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	High Yield Municipal Bond Fund | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B3	5-31-02	$15,779	$15,779	$16,922

Class C3	5-31-02	15,542	15,542	16,922

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

Barclays Capital Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

2 Tax-equivalent yield is based on the maximum federal income tax rate of 35%. Share classes will differ due to varying expenses.

3 No contingent deferred sales charge is applicable.

Annual report | High Yield Municipal Bond Fund	7

Management’s discussion of

Fund performance

By John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Many municipal bonds posted double-digit gains for the 12 months ended May 31, 2012, thanks to favorable supply and demand dynamics in the municipal market. Demand for municipal bonds returned to normal after declining in late 2010 and early 2011, while modest new issuance and increased bond calls reduced the outstanding supply of municipal bonds. Another factor contributing to the strong performance of municipal bonds was lower volatility compared with other segments of the financial markets, which attracted investors amid uneven economic growth in the U.S. and sovereign debt problems in Europe. Long-term (more than 20 years) municipal bonds generated the best returns, while lower-rated municipal bonds outperformed higher-quality securities. Despite the uneven economic recovery, municipal tax revenues improved over the 12-month period, which helped ease some of the budgetary challenges facing many states and municipalities.

For the year ended May 31, 2012, John Hancock High Yield Municipal Bond Fund’s Class A shares posted a total return of 13.56%, excluding sales charges. By comparison, Morningstar, Inc.’s high yield muni fund category produced an average return of 15.30%, while the Fund’s benchmark, the Barclays Capital Municipal Bond Index, returned 10.40%. In general, the Fund tends to be more conservatively positioned than its peers, with higher overall credit quality and less interest-rate sensitivity than many of its competitors. Although this positioning results in less overall price volatility, it also means the Fund often underperforms when the municipal market rallies sharply. One illustration of this was the Fund’s holdings of zero-coupon municipal bonds, which are securities that pay no interest but are issued at a significant discount to their value at maturity. Zero-coupon bonds, which typically have greater interest-rate sensitivity than their interest-paying counterparts, were among the best performing securities over the past year. However, the Fund’s limited exposure to these securities offset some of the benefit.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. As a result, credit, market and other risks associated with the Fund’s investment strategies or techniques may be more pronounced for the Fund than for funds that are diversified. The major risk factors in this Fund’s performance are interest-rate and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk. Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. Municipal bond prices can decline due to fiscal mismanagement or tax shortfalls, or if related projects become unprofitable. Investments focused on one sector may fluctuate more widely than investments across multiple sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

8	High Yield Municipal Bond Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2011 with the same investment held until May 31, 2012.

	Account value	Ending value	Expenses paid during
	on 12-1-11	on 5-31-12	period ended 5-31-12[1]

Class A	$1,000.00	$1,086.20	$4.54

Class B	1,000.00	1,082.10	8.43

Class C	1,000.00	1,082.10	8.43

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | High Yield Municipal Bond Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2011, with the same investment held until May 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 12-1-11	on 5-31-12	period ended 5-31-12[1]

Class A	$1,000.00	$1,020.70	$4.40

Class B	1,000.00	1,016.90	8.17

Class C	1,000.00	1,016.90	8.17

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.87%, 1.62% and 1.62% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

10	High Yield Municipal Bond Fund | Annual report

Portfolio summary

Top 10 Holdings (17.8% of Net Assets on 5-31-12)[1,2]

Atlanta Water & Waste Water Revenue, 5.000%, 11-1-19			3.7%

Foothill Eastern Transportation Corridor Agency, Zero Coupon, 1-1-18			2.5%

Puerto Rico Aqueduct & Sewer Authority, 5.750%, 7-1-37			1.7%

Port Authority of New York & New Jersey, 6.000%, 12-1-42			1.7%

Pennsylvania Turnpike Commission, Zero Coupon, 12-1-38			1.6%

Golden State Tobacco Securitization Corp., Series A-1, 4.500%, 6-1-27			1.5%

Tennessee Energy Acquisition Corp., 5.000%, 2-1-25			1.3%

New York Liberty Development Corp., 5.625%, 7-15-47			1.3%

Chautauqua County Industrial Development Agency, 5.875%, 4-1-42			1.3%

Buckeye Ohio Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6-1-30			1.2%

Sector Composition[1,3]

General Obligation Bonds	2.4%	Airport	6.5%

Revenue Bonds		Tobacco	4.6%

Development	21.2%	Education	3.0%

Transportation	10.8%	Facilities	0.9%

Health Care	9.7%	Medical	0.5%

Pollution	8.7%	Other Revenue	14.2%

Water & Sewer	8.3%	Short-Term Investments & Other	2.4%

Utilities	6.8%

Quality Composition[1,4]

AAA	3.6%

AA	5.9%

A	27.0%

BBB	36.9%

BB	3.8%

B	9.5%

CCC & Below	0.7%

Not Rated	10.2%

Short-Term Investments & Other	2.4%

1 As a percentage of net assets on 5-31-12.

2 Cash and cash equivalents not included.

3 Investments focused on one sector may fluctuate more widely than investments across multiple sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Corporation ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-12 and do not reflect subsequent downgrades or upgrades, if any.

Annual report | High Yield Municipal Bond Fund	11

Fund’s investments

As of 5-31-12

		Maturity
	Rate (%)	date	Par value	Value
Municipal Bonds 97.6%				$287,580,793

(Cost $254,390,628)

Alabama 2.6%				7,610,846

Birmingham Special Care Facilities
Financing Authority
Children’s Hospital	6.125	06-01-34	$2,000,000	2,258,556

Courtland Industrial Development Board
International Paper Company Project,
Series A AMT	5.200	06-01-25	2,000,000	2,057,520

Selma Industrial Development Board
Gulf Opportunity Zone, Series A	6.250	11-01-33	2,000,000	2,222,540

Selma Industrial Development Board
International Paper Company Project,
Series A	5.375	12-01-35	1,000,000	1,072,230

Arizona 2.3%				6,831,410

Maricopa County Industrial
Development Authority
Catholic Healthcare West, Series A	6.000	07-01-39	3,000,000	3,392,490

Maricopa County Pollution Control Corp.
El Paso Electric Company Project, Series B	7.250	04-01-40	2,000,000	2,386,460

Maricopa County Pollution Control Corp.
Public Service Palo Verde, Series A	6.250	01-01-38	1,000,000	1,052,460

California 8.6%				25,311,363

California State Public Works Board, Series A	5.000	04-01-37	1,000,000	1,059,710

California State Public Works Board
Trustees California State University, Series D	6.250	04-01-34	1,000,000	1,174,420

California Statewide Communities
Development Authority
Thomas Jefferson School of Law, Series A (S)	7.250	10-01-38	1,000,000	1,088,800

Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls (Z)	Zero	01-15-36	4,000,000	963,000

Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to
Maturity, Series A (Z)	Zero	01-01-18	7,950,000	7,415,681

Golden State Tobacco Securitization Corp.,
Series A-1	4.500	06-01-27	5,405,000	4,432,262

M-S-R Energy Authority
Natural Gas Revenue, Series A	6.500	11-01-39	1,500,000	1,857,360

M-S-R Energy Authority
Natural Gas Revenue, Series B	7.000	11-01-34	1,500,000	1,955,505

12	High Yield Municipal Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
California (continued)

San Bernardino County
Medical Center Financial Project, Series B (D)	5.500	08-01-17	$1,975,000	$2,074,975

Southern California Public Power Authority
Natural Gas Revenue, Series A	5.250	11-01-26	1,500,000	1,607,415

State of California	5.250	04-01-35	1,500,000	1,682,235

Colorado 2.4%				7,077,993

Colorado Health Facilities Authority
Christian Living Community Project, Series A	5.750	01-01-26	1,000,000	1,039,250

Colorado Health Facilities Authority
Christian Living Community Project, Series A	9.000	01-01-34	750,000	800,348

Public Authority for Colorado Energy
Natural Gas Revenue	6.250	11-15-28	2,500,000	3,001,675

Regional Transportation District
Denver Transit Partners	6.000	01-15-41	2,000,000	2,236,720

Connecticut 0.5%				1,615,380

Hamden Facility Revenue
Whitney Center Project, Series A	7.750	01-01-43	1,500,000	1,615,380

Delaware 0.4%				1,110,000

County of Sussex
NRG Energy, Inc. Indian River Power LLC	6.000	10-01-40	1,000,000	1,110,000

District of Columbia 1.6%				4,721,606

Metropolitan Washington DC
Airports Authority
Highway Revenue Tolls, Metrorail, Series A (Z)	Zero	10-01-37	4,000,000	953,760

Metropolitan Washington DC
Airports Authority
Highway Revenue Tolls, Series B (Z)	Zero	10-01-39	4,600,000	978,926

Metropolitan Washington DC
Airports Authority
Highway Revenue Tolls, Series C
(Zero Coupon steps up to 6.500%
on 10-1-16) (D)(Z)	Zero	10-01-41	3,000,000	2,788,920

Florida 6.4%				18,964,185

Bonnet Creek Resort Community
Development District	7.250	05-01-18	1,445,000	1,450,188

Bonnet Creek Resort Community
Development District	7.375	05-01-34	1,055,000	1,057,627

Capital Trust Agency Seminole
Tribe Convention
Prerefunded to 10-1-12, Series A (S)	8.950	10-01-33	1,000,000	1,048,880

Crossings at Fleming Island Community
Development District
Recreation Facilities Improvements, Series C	7.100	05-01-30	1,000,000	987,070

Heritage Harbour North Community
Development District	6.375	05-01-38	1,240,000	1,147,806

Live Oak Community Development District
No: 1, Series A	6.300	05-01-34	975,000	1,002,476

Miami-Dade County Aviation Revenue
Miami International Airport, Series A AMT (D)	5.000	10-01-38	2,000,000	2,034,220

Orange County Health Facilities Authority
Orlando Health, Inc., Series A	5.000	10-01-42	1,000,000	1,059,710

See notes to financial statements	Annual report | High Yield Municipal Bond Fund	13

		Maturity
	Rate (%)	date	Par value	Value
Florida (continued)

Orlando Urban Community
Development District
Electric Light & Power Improvements	6.000	05-01-20	$455,000	$448,230

Orlando Urban Community
Development District
Electric Light & Power Improvements	6.250	05-01-34	1,000,000	961,910

Pensacola Airport Revenue AMT	6.000	10-01-28	2,000,000	2,233,560

South Kendall Community Development
District, Series A	5.900	05-01-35	895,000	903,520

Tolomato Community Development District (H)	6.650	05-01-40	1,000,000	426,920

Tolomato Community Development District
No: 8 (H)	6.450	05-01-23	1,000,000	427,580

Village Community Development District No 8	6.125	05-01-39	965,000	1,102,937

Village Community Development District No 8	6.375	05-01-38	790,000	908,492

Village Community Development District No 9	5.500	05-01-42	500,000	519,535

Village Community Development District No: 5,
Series A	6.500	05-01-33	1,205,000	1,243,524

Georgia 6.7%				19,612,200

Atlanta Tax Allocation
Eastside Project, Series B	5.600	01-01-30	1,500,000	1,594,425

Atlanta Water & Waste Water Revenue (D)	5.000	11-01-19	10,000,000	10,857,600

Atlanta Water & Waste Water Revenue,
Series A	6.000	11-01-28	1,000,000	1,192,270

City of Atlanta GA Airport Revenue,
Series C AMT	5.000	01-01-37	350,000	374,745

Clayton County Development Authority
Delta Air Lines Series B AMT	9.000	06-01-35	1,000,000	1,083,540

Gainesville & Hall County
Development Authority
ACTS Retirement-Life Communities, Inc.,
Series A-2	6.625	11-15-39	1,100,000	1,233,320

Marietta Development Authority
Life University, Inc. Project	7.000	06-15-30	1,500,000	1,571,910

Municipal Electric Authority of Georgia
Electric, Power & Light Revenues, Series D	5.500	01-01-26	1,500,000	1,704,390

Guam 0.8%				2,225,300

Guam Government, Series A	7.000	11-15-39	2,000,000	2,225,300

Hawaii 0.4%				1,192,100

Hawaii State Department of Budget & Finance
15 Craigside Place Project, Series A	9.000	11-15-44	1,000,000	1,192,100

Illinois 2.7%				7,926,047

Chicago Tax Increment Revenue
Pilsen Redevelopment, Series B	6.750	06-01-22	2,000,000	2,092,160

Illinois Finance Authority
Central Illinois, Series C1 (P)	5.950	08-15-26	1,000,000	1,000,570

Illinois Finance Authority
Navistar International Recover Facility	6.500	10-15-40	2,100,000	2,316,657

Illinois Finance Authority
Rush University Medical Center, Series A	7.250	11-01-38	2,000,000	2,516,660

14	High Yield Municipal Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Indiana 0.7%				2,132,832

Crown Point Economic Development Revenue
Wittenberg Village Project, Series A	8.000	11-15-39	$1,250,000	$1,419,350

St. Joseph County
Holy Cross Village at Notre Dame Project,
Series A	6.000	05-15-26	230,000	234,848

St. Joseph County
Holy Cross Village at Notre Dame Project,
Series A	6.000	05-15-38	475,000	478,634

Iowa 0.4%				1,072,680

Altoona Urban Renewal Tax
Increment Revenue	6.000	06-01-34	1,000,000	1,072,680

Kansas 1.1%				3,100,815

Wyandotte County-Kansas City
Unified Government
Sales Tax Revenue, Series B (Z)	Zero	06-01-21	4,500,000	3,100,815

Kentucky 1.2%				3,431,830

Kentucky Economic Development
Finance Authority
Owensboro Medical Health System, Series A	6.500	03-01-45	2,000,000	2,320,140

Owen County Kentucky Waterworks
System Revenue
Amern Water Company Project, Series A	6.250	06-01-39	1,000,000	1,111,690

Louisiana 3.6%				10,762,310

Louisiana Local Government
Environmental Facilities
Westlake Chemical Corp. Projects	6.750	11-01-32	3,000,000	3,333,450

Louisiana Local Government
Environmental Facilities
Westlake Chemical Corp., Series A-2	6.500	11-01-35	2,000,000	2,276,840

St. Charles Parish LA
Valero Energy Corp. (P)	4.000	12-01-40	3,000,000	3,069,540

St. John Baptist Parish Revenue
Marathon Oil Corp., Series A	5.125	06-01-37	2,000,000	2,082,480

Maryland 1.2%				3,505,570

Baltimore County
East Baltimore Research Park, Series A	7.000	09-01-38	1,000,000	1,068,510

Maryland Economic Development Corp.
Potomac Electric Power Company	6.200	09-01-22	2,000,000	2,437,060

Massachusetts 2.4%				7,063,480

Massachusetts Development Finance Agency
Dominion Energy Brayton Point AMT (P)	5.000	02-01-36	1,000,000	1,024,090

Massachusetts Development Finance Agency
Ogden Haverhill Project, Series B AMT	5.500	12-01-19	1,700,000	1,716,575

Massachusetts Health & Educational
Facilities Authority
Civic Investments, Prerefunded to 12-15-12,
Series B	9.200	12-15-31	2,500,000	2,668,375

Massachusetts State College Building Authority
College & University Revenue, Series A	5.500	05-01-49	1,500,000	1,654,440

See notes to financial statements	Annual report | High Yield Municipal Bond Fund	15

		Maturity
	Rate (%)	date	Par value	Value
Michigan 1.6%				$4,618,267

Detroit Water Supply System
Series A	5.000	07-01-36	$3,475,000	3,510,237

Michigan Strategic Fund
Dow Chemical Company, Series A-1 AMT (P)	6.750	12-01-28	1,000,000	1,108,030

Minnesota 0.7%				2,109,740

North Oak Senior Housing Revenue
Presbyterian Homes North Oaks	6.000	10-01-27	1,000,000	1,060,140

St. Paul Housing & Redevelopment Authority
Carondelet Village Project, Series A	6.000	08-01-42	1,000,000	1,049,600

Mississippi 0.3%				1,002,660

Mississippi Business Finance Corp.
System Energy Resources, Inc. Project	5.875	04-01-22	1,000,000	1,002,660

Missouri 0.3%				934,840

St. Louis Airport Revenue
Lambert St. Louis International Airport,
Series A-1	6.625	07-01-34	800,000	934,840

Nevada 0.3%				984,590

Sparks Tourism Improvement District No: 1
Sales Tax Revenue, Series A (S)	6.750	06-15-28	1,000,000	984,590

New Hampshire 0.7%				2,121,155

New Hampshire Business Finance Authority
Public Service Company Project, Series B
AMT (D)	4.750	05-01-21	1,500,000	1,575,165

New Hampshire Health & Education
Facilities Authority
Rivermead, Series A	6.875	07-01-41	500,000	545,990

New Jersey 3.1%				9,154,621

New Jersey Economic Development Authority
Continental Airlines, Inc. Project AMT	6.250	09-15-29	1,300,000	1,305,213

New Jersey Economic Development Authority
Continental Airlines, Inc. Project AMT	6.625	09-15-12	2,460,000	2,489,618

New Jersey State Educational
Facilities Authority
University of Medical and Dentistry, Series B	7.500	12-01-32	1,000,000	1,240,830

New Jersey State Turnpike Authority	5.000	01-01-35	1,000,000	1,116,030

Tobacco Settlement Financing Corp.
Prerefunded to 6-1-13	6.250	06-01-43	1,000,000	1,059,780

Tobacco Settlement Financing Corp., Series 1A	4.500	06-01-23	2,070,000	1,943,150

New York 10.4%				30,606,170

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.375	07-15-43	2,500,000	2,816,650

Chautauqua County Industrial
Development Agency
Dunkirk Power Project	5.875	04-01-42	3,350,000	3,685,067

Hudson Yards Infrastructure Corp.
Series A	5.750	02-15-47	1,000,000	1,151,330

Long Island Power Authority
Electric, Power & Light Revenues, Series A	5.750	04-01-39	2,500,000	2,885,075

Long Island Power Authority
Electric, Power & Light Revenues, Series C (D)	5.250	09-01-29	1,475,000	1,752,005

16	High Yield Municipal Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
New York (continued)

New York City Industrial Development Agency
American Airlines-JFK Airport AMT (H)	7.500	08-01-16	$2,000,000	$2,055,460

New York Liberty Development Corp.
7 World Trade Center, Class 2	5.000	09-15-43	1,000,000	1,087,890

New York Liberty Development Corp.
4 World Trade Center Project	5.000	11-15-44	2,925,000	3,162,920

New York Liberty Development Corp.
Bank of American Tower, Class 2	5.625	07-15-47	3,350,000	3,697,496

New York Liberty Development Corp.
Goldman Sachs Headquarters	5.250	10-01-35	2,500,000	2,807,875

Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10-01-19	555,000	554,917

Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12-01-42	4,460,000	4,949,485

North Carolina 0.4%				1,250,960

North Carolina Eastern Municipal
Power Agency
Electric, Power & Light Revenues, Series C	6.750	01-01-24	1,000,000	1,250,960

Ohio 3.4%				9,896,534

Buckeye Ohio Tobacco Settlement Financing
Authority, Series A-2	5.125	06-01-24	2,865,000	2,293,862

Buckeye Ohio Tobacco Settlement Financing
Authority, Series A-2	5.875	06-01-30	4,500,000	3,563,505

Cleveland Ohio Airport Revenue
Continental Airlines, Inc. Project AMT	5.375	09-15-27	2,510,000	2,366,177

Hickory Chase Community Authority
Hickory Chase Project	7.000	12-01-38	1,000,000	649,390

Ohio Air Quality Development Authority
FirstEnergy Solutions Corp., Series C AMT (P)	7.250	11-01-32	1,000,000	1,023,600

Oklahoma 1.1%				3,258,536

Oklahoma Development Finance Authority
St. Johns Health System	5.000	02-15-42	1,000,000	1,054,190

Tulsa Airport Improvement Trust,
Series A AMT (H)(P)	7.750	06-01-35	1,000,000	951,460

Tulsa Municipal Airport Trust
American Airlines Project (H)	6.250	06-01-20	1,375,000	1,252,886

Oregon 0.5%				1,610,576

Western Generation Agency
Wauna Cogeneration Project, Series B AMT	5.000	01-01-14	1,105,000	1,111,796

Western Generation Agency
Wauna Cogeneration Project, Series B AMT	5.000	01-01-16	500,000	498,780

Pennsylvania 6.2%				18,209,390

Allegheny County Hospital
Development Authority
West Penn Health Systems, Series A	5.000	11-15-28	1,000,000	852,450

Allegheny County Industrial
Development Authority
Environmental Improvements	5.500	11-01-16	1,000,000	1,039,200

Allegheny County Industrial
Development Authority
Environmental Improvements	6.875	05-01-30	1,000,000	1,120,870

Bucks County Industrial Development Authority	6.750	06-01-26	1,500,000	1,683,330

See notes to financial statements	Annual report | High Yield Municipal Bond Fund	17

		Maturity
	Rate (%)	date	Par value	Value
Pennsylvania (continued)

Pennsylvania Economic Development
Financing Authority
Allegheny Energy Supply Company	7.000	07-15-39	$2,500,000	$2,917,675

Pennsylvania Economic Development
Financing Authority
Philadelphia Biosolids Facility	6.250	01-01-32	1,000,000	1,105,250

Pennsylvania Turnpike Commission, Series A	5.000	12-01-42	1,000,000	1,075,940

Pennsylvania Turnpike Commission, Series B	5.250	12-01-41	1,500,000	1,643,265

Pennsylvania Turnpike Commission
Highway Revenue Tolls, Series E (Zero
Coupon Steps up to 6.375% on 12-1-17) (Z)	Zero	12-01-38	5,000,000	4,672,750

Philadelphia Gas Waterworks Revenue
Ninth Series	5.250	08-01-40	2,000,000	2,098,660

Puerto Rico 7.9%				23,302,418

Commonwealth of Puerto Rico
Public Improvement, Series A	5.500	07-01-39	1,000,000	1,040,780

Commonwealth of Puerto Rico,
Public Improvement, Series B	6.500	07-01-37	2,000,000	2,264,840

Puerto Rico Aqueduct & Sewer Authority,
Series A	5.750	07-01-37	4,850,000	5,076,398

Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	6.125	07-01-24	1,500,000	1,775,295

Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	6.000	07-01-38	1,000,000	1,066,960

Puerto Rico Electric Power Authority, Series A	5.000	07-01-42	1,000,000	1,010,220

Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series TT	5.000	07-01-32	1,250,000	1,276,925

Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series WW	5.500	07-01-38	1,000,000	1,052,120

Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series XX	5.250	07-01-40	3,000,000	3,081,360

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Z)	Zero	08-01-33	5,000,000	1,588,250

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (D)(Z)	Zero	08-01-41	5,000,000	989,800

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon
steps up to 6.750% on 8-1-16) (Z)	Zero	08-01-32	3,000,000	3,079,470

Rhode Island 0.1%				420,693

Tobacco Settlement Financing Corp., Series A	6.000	06-01-23	135,000	137,700

Town of Tiverton
Mount Hope Bay Village, Series A	6.875	05-01-22	280,000	282,993

Tennessee 1.7%				4,932,598

Johnson City Health & Educational Facilities Board
Mountain States Health Alliance,
Prerefunded to 7-1-12, Series A	7.500	07-01-33	1,000,000	1,034,670

Tennessee Energy Acquisition Corp.
Natural Gas Revenue, Series C	5.000	02-01-25	3,720,000	3,897,928

Texas 9.8%				29,017,473

Bexar County Health Facilities Development Corp.
Army Retirement Residence Project,
Prerefunded to 7-1-12	6.300	07-01-32	150,000	152,243

18	High Yield Municipal Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Texas (continued)

Central Texas Regional Mobility Authority	6.000	01-01-41	$2,000,000	$2,240,280

Central Texas Regional Mobility Authority	6.250	01-01-46	1,000,000	1,118,890

City of Houston TX Airport System Revenue
Series A AMT	5.000	07-01-31	2,000,000	2,180,160

City of Houston TX Airport System Revenue AMT	6.625	07-15-38	1,000,000	1,088,000

Gulf Coast Industrial Development Authority
CITGO Petroleum Corp. AMT	8.000	04-01-28	2,100,000	2,103,087

Gulf Coast Waste Disposal Authority
International Paper Company, Series A AMT	6.100	08-01-24	1,500,000	1,509,705

Harris County Health Facilities
Development Corp.
Memorial Hermann Healthcare., Series B	7.250	12-01-35	1,000,000	1,200,880

Love Field Airport Modernization Corp.
Southwest Airlines Co. Project	5.250	11-01-40	2,825,000	2,945,825

Mission Economic Development Corp.
Waste Management, Inc. Project AMT (P)	6.000	08-01-20	975,000	1,031,716

North Texas Tollway Authority	5.000	01-01-38	1,950,000	2,115,497

North Texas Tollway Authority
Highway Revenue Tolls, Series A	6.250	01-01-39	3,000,000	3,418,830

North Texas Tollway Authority
Highway Revenue Tolls, Series F	5.750	01-01-38	1,000,000	1,087,280

North Texas Tollway Authority
Highway Revenue Tolls, Series K-2	6.000	01-01-38	1,000,000	1,125,180

Tarrant County Cultural Education Facilities
Finance Corp.
Air Force Retirement Facility	6.375	11-15-44	2,000,000	2,171,940

Texas Municipal Gas Acquisition & Supply Corp.
Natural Gas Revenue, Series D	6.250	12-15-26	2,000,000	2,380,140

Travis County Health Facilities Development Corp.
Westminster Manor	7.000	11-01-30	1,000,000	1,147,820

Virgin Islands 0.4%				1,168,240

Virgin Islands Public Finance Authority, Series A	6.750	10-01-37	1,000,000	1,168,240

Virginia 1.2%				3,509,520

Virginia Small Business Financing Authority
Elizabeth River Crossing OPCO, LLC
Project AMT	5.500	01-01-42	1,000,000	1,048,060

Washington County Industrial
Development Authority
Mountain States Health Alliance, Series C	7.750	07-01-38	2,000,000	2,461,460

Washington 0.4%				1,116,770

Washington Health Care Facilities Authority
Swedish Health Services, Series A	6.500	11-15-33	1,000,000	1,116,770

Wisconsin 0.3%				853,965

Wisconsin Health & Educational
Facilities Authority
St. John’s Community, Inc., Series A	7.625	09-15-39	750,000	853,965

Wyoming 0.4%				1,058,470

Sweetwater County
FMC Corp. Project AMT	5.600	12-01-35	1,000,000	1,058,470

Other 0.4%				1,174,660

Centerline Equity Issuer Trust (S)	6.000	05-15-19	1,000,000	1,174,660

See notes to financial statements	Annual report | High Yield Municipal Bond Fund	19

	Par value	Value
Short-Term Investments 0.5%		$1,380,000

(Cost $1,380,000)

Repurchase Agreement 0.5%		1,380,000

Repurchase Agreement with State Street Corp. dated 5-31-12 at 0.010%
to be repurchased at $1,380,000 on 6-1-12, collateralized by $1,410,000
Federal Home Loan Bank, 0.280% due 8-2-13 (valued at $1,411,323,
including interest)	$1,380,000	1,380,000

Total investments (Cost $255,770,628)† 98.1%		$288,960,793

Other assets and liabilities, net 1.9%		$5,724,377

Total net assets 100.0%		$294,685,170

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

Insurance Coverage	As a % of total investments

Assured Guaranty Corp.	1.0%
Assured Guaranty Municipal Corp.	3.8%
CIFG Holding Ltd.	1.3%
National Public Finance Guaranty Corp.	1.6%

(H) Defaulted security. Currently, the issuer is in default with respect to interest payments.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 5-31-12, the aggregate cost of investment securities for federal income tax purposes was $253,650,471. Net unrealized appreciation aggregated $35,310,322, of which $37,011,788 related to appreciated investment securities and $1,701,466 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of total net assets on 5-31-12:

General Obligation Bonds	2.4%
Revenue Bonds
Development	21.2%
Transportation	10.8%
Health Care	9.7%
Pollution	8.7%
Water & Sewer	8.3%
Utilities	6.8%
Airport	6.5%
Tobacco	4.6%
Education	3.0%
Facilities	0.9%
Medical	0.5%
Other Revenue	14.2%
Short-Term Investments & Others	2.4%

20	High Yield Municipal Bond Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-12

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $255,770,628)	$288,960,793
Cash	7,357,291
Receivable for investments sold	1,247,448
Receivable for fund shares sold	687,161
Interest receivable	4,088,079
Receivable from affiliates	37,719
Other receivables and prepaid expenses	58,199

Total assets	302,436,690

Liabilities

Payable for investments purchased	6,565,674
Payable for fund shares repurchased	838,872
Distributions payable	187,288
Payable to affiliates
Accounting and legal services fees	5,184
Transfer agent fees	16,294
Distribution and service fees	85,869
Trustees’ fees	11,447
Other liabilities and accrued expenses	40,892

Total liabilities	7,751,520

Net assets

Paid-in capital	$273,936,506
Undistributed net investment income	301,628
Accumulated net realized gain (loss) on investments	(12,743,129)
Net unrealized appreciation (depreciation) on investments	33,190,165

Net assets	$294,685,170

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($221,473,670 ÷ 26,109,282 shares)	$8.48
Class B ($9,353,377 ÷ 1,102,648 shares)[1]	$8.48
Class C ($63,858,123 ÷ 7,528,332 shares)[1]	$8.48

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$8.88

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | High Yield Municipal Bond Fund	21

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 5-31-12

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$15,250,140

Expenses

Investment management fees	1,477,997
Distribution and service fees	1,160,393
Accounting and legal services fees	47,688
Transfer agent fees	178,026
Trustees’ fees	19,433
State registration fees	64,276
Printing and postage	19,605
Professional fees	52,960
Custodian fees	41,375
Registration and filing fees	19,350
Other	18,245

Total expenses	3,099,348
Less expense reductions	(225,465)

Net expenses	2,873,883

Net investment income	12,376,257

Realized and unrealized gain (loss)

Net realized gain on investments	60,146
Change in net unrealized appreciation (depreciation) of investments	21,253,050

Net realized and unrealized gain	21,313,196

Increase in net assets from operations	$33,689,453

22	High Yield Municipal Bond Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	5-31-12	5-31-11

Increase (decrease) in net assets

From operations
Net investment income	$12,376,257	$13,324,578
Net realized gain (loss)	60,146	(3,309,833)
Change in net unrealized appreciation (depreciation)	21,253,050	(7,947,390)

Increase in net assets resulting from operations	33,689,453	2,067,355

Distributions to shareholders
From net investment income
Class A	(9,327,479)	(10,156,114)
Class B	(347,430)	(353,093)
Class C	(2,189,040)	(2,320,973)

Total distributions	(11,863,949)	(12,830,180)

From Fund share transactions	20,812,970	(12,515,311)

Total increase (decrease)	42,638,474	(23,278,136)

Net assets

Beginning of year	252,046,696	275,324,832

End of year	$294,685,170	$252,046,696

Undistributed net investment income	$301,628	$107,830

See notes to financial statements	Annual report | High Yield Municipal Bond Fund	23

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-09[1]	8-31-08	8-31-07

Per share operating performance

Net asset value, beginning of period	$7.82	$8.07	$7.43	$7.99	$8.33	$8.68
Net investment income[2]	0.39	0.39	0.40	0.32	0.41	0.41
Net realized and unrealized gain (loss)
on investments	0.65	(0.26)	0.63	(0.58)	(0.34)	(0.35)
Total from investment operations	1.04	0.13	1.03	(0.26)	0.07	0.06
Less distributions
From net investment income	(0.38)	(0.38)	(0.39)	(0.30)	(0.41)	(0.41)
Total distributions	(0.38)	(0.38)	(0.39)	(0.30)	(0.41)	(0.41)
Net asset value, end of period	$8.48	$7.82	$8.07	$7.43	$7.99	$8.33
Total return (%)[3]	13.56[4]	1.67	14.15[4]	(3.04)[5]	0.81[4]	0.60[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$221	$192	$207	$139	$94	$71
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97	0.99	1.01	1.15[6,7]	1.09	1.13
Interest and fees[8]	—	—	—	—	0.16	0.20
Expenses net of fee waivers	0.89	0.99	1.00	1.15[6,7]	1.25	1.33
Net investment income	4.81	4.97	5.16	6.07[6]	4.85	4.77
Portfolio turnover (%)	21	32	14	49	75	63

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
8 Interest expense and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

24	High Yield Municipal Bond Fund | Annual report	See notes to financial statements

CLASS B SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-09[1]	8-31-08	8-31-07

Per share operating performance

Net asset value, beginning of period	$7.82	$8.07	$7.43	$7.99	$8.33	$8.68
Net investment income[2]	0.33	0.33	0.35	0.28	0.35	0.35
Net realized and unrealized gain (loss)
on investments	0.65	(0.26)	0.62	(0.58)	(0.34)	(0.36)
Total from investment operations	0.98	0.07	0.97	(0.30)	0.01	(0.01)
Less distributions
From net investment income	(0.32)	(0.32)	(0.33)	(0.26)	(0.35)	(0.34)
Total distributions	(0.32)	(0.32)	(0.33)	(0.26)	(0.35)	(0.34)
Net asset value, end of period	$8.48	$7.82	$8.07	$7.43	$7.99	$8.33
Total return (%)[3]	12.72[4]	0.91	13.29[4]	(3.59)[5]	0.06[4]	(0.15)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$9	$8	$9	$8	$8	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	1.72	1.74	1.76	1.90[6,7]	1.84	1.88
Interest and fees[8]	—	—	—	—	0.16	0.20
Expenses net of fee waivers	1.64	1.74	1.75	1.90[6,7]	2.00	2.08
Net investment income	4.06	4.22	4.42	5.34[6]	4.09	4.05
Portfolio turnover (%)	21	32	14	49	75	63

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
8 Interest expense and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

CLASS C SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-09[1]	8-31-08	8-31-07

Per share operating performance

Net asset value, beginning of period	$7.82	$8.07	$7.43	$7.99	$8.33	$8.68
Net investment income[2]	0.33	0.33	0.34	0.28	0.34	0.34
Net realized and unrealized gain (loss)
on investments	0.65	(0.26)	0.63	(0.58)	(0.33)	(0.35)
Total from investment operations	0.98	0.07	0.97	(0.30)	0.01	(0.01)
Less distributions
From net investment income	(0.32)	(0.32)	(0.33)	(0.26)	(0.35)	(0.34)
Total distributions	(0.32)	(0.32)	(0.33)	(0.26)	(0.35)	(0.34)
Net asset value, end of period	$8.48	$7.82	$8.07	$7.43	$7.99	$8.33
Total return (%)[3]	12.72[4]	0.91	13.30[4]	(3.59)[5]	0.06[4]	(0.15)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$64	$51	$59	$35	$23	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	1.73	1.74	1.76	1.90[6,7]	1.84	1.88
Interest and fees[8]	—	—	—	—	0.16	0.20
Expenses net of fee waivers	1.64	1.74	1.75	1.90[6,7]	2.00	2.08
Net investment income	4.06	4.22	4.40	5.29[6]	4.11	4.02
Portfolio turnover (%)	21	32	14	49	75	63

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
8 Interest expense and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements	Annual report | High Yield Municipal Bond Fund	25

Notes to financial statements

Note 1 — Organization

John Hancock High Yield Municipal Bond Fund (the Fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of May 31, 2012, all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the year ended May 31, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio

26	High Yield Municipal Bond Fund | Annual report

securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the year ended May 31, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Annual report | High Yield Municipal Bond Fund	27

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $14,543,126 available to offset future net realized capital gains as of May 31, 2012: The following table details the capital loss carryforward available as of May 31, 2012:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31							NO EXPIRATION DATE
2013	2014	2015	2016	2017	2018	2019	SHORT-TERM	LONG-TERM

$1,681,342	$119,574	$1,176,656	$502,278	$3,292,390	$4,265,466	$487,011	$2,689,570	$328,839

Net capital losses of $284,769, that are the result of security transactions occurring after October 31, 2011, are treated as occurring on June 1, 2012, the first day of the Fund’s next taxable year.

As of May 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and them monthly. Capital gain distributions, if any, are distributed at least annually. The tax character of distributions for the years ended May 31, 2012 and May 31, 2011 was as follows:

	MAY 31, 2012	MAY 31, 2011

Ordinary Income	$156,796	$71,666
Exempt Interest	$11,707,153	$12,758,514

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2012, the components of distributable earnings on a tax basis included $496,983 of undistributed exempt interest.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to expiration of capital loss carryforwards, accretion on debt securities and distributions payable.

New accounting pronouncements. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

28	High Yield Municipal Bond Fund | Annual report

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.6250% of the first $75,000,000 of the Fund’s average daily net assets, (b) 0.5625% of the next $75,000,000, (c) 0.5000% of the next $1,850,000,000, (d) 0.4800% of the next $2,000,000,000 and (e) 0.4500% of the Fund’s average daily net assets in excess of $4,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended May 31, 2012 were equivalent to a net effective rate of 0.55% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Annual report | High Yield Municipal Bond Fund	29

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b-1 FEE

Class A	0.25%
Class B	1.00%
Class C	1.00%

Effective August 1, 2011, the Distributor has contractually agreed to limit distribution and service fees to 0.15%, 0.90% and 0.90% of the average daily net assets of Class A, Class B and Class C shares, respectively, until at least September 30, 2012, unless renewed by mutual agreement of the Fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Accordingly, these fee limitations amounted to $170,027, $7,552 and $47,886 for Class A, Class B and Class C shares, respectively, for the year ended May 31, 2012.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $410,271 for the year ended May 31, 2012. Of this amount, $61,689 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $344,431 was paid as sales commissions to broker-dealers and $4,151 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2012, CDSCs received by the Distributor amounted to $20,507 and $3,536 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

30	High Yield Municipal Bond Fund | Annual report

Class level expenses. Class level expenses for the year ended May 31, 2012 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$504,784	$134,388
Class B	$89,698	$5,973
Class C	$565,911	$37,665
Total	$1,160,393	$178,026

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 5 — Fund share transactions

Transactions in Funds shares for the years ended May 31, 2012 and 2011 were as follows:

	Year ended 5-31-12		Year ended 5-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	6,743,700	$54,909,025	9,266,196	$74,232,523
Distributions reinvested	901,668	7,346,629	885,361	7,004,226
Repurchased	(6,106,716)	(49,465,612)	(11,232,803)	(87,971,154)

Net increase (decrease)	1,538,652	$12,790,042	(1,081,246)	($6,734,405)

Class B shares

Sold	223,990	$1,810,404	242,173	$1,945,330
Distributions reinvested	29,601	241,551	24,493	193,500
Repurchased	(229,373)	(1,868,953)	(308,439)	(2,437,028)

Net increase (decrease)	24,218	$183,002	(41,773)	($298,198)

Class C shares

Sold	1,573,359	$12,821,599	1,821,167	$14,599,981
Distributions reinvested	197,237	1,607,843	184,772	1,461,553
Repurchased	(813,294)	(6,589,516)	(2,764,291)	(21,544,242)

Net increase (decrease)	957,302	$7,839,926	(758,352)	($5,482,708)

Net increase (decrease)	2,520,172	$20,812,970	(1,881,371)	($12,515,311)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $72,243,050 and $53,767,629, respectively, for the year ended May 31, 2012.

Annual report | High Yield Municipal Bond Fund	31

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Municipal Securities Trust and
Shareholders of John Hancock High Yield Municipal Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock High Yield Municipal Bond Fund (the “Fund”) at May 31, 2012, and the results of its operations for the year ended, the changes in its net assets for each of the two years then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2012 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 23, 2012

32	High Yield Municipal Bond Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2012.

98.72% of dividends from net investment income are exempt-interest dividends.

Eligible shareholders will be mailed a 2012 Form 1099-DIV in early 2013. This will reflect the tax character of all distributions paid in calendar year 2012.

Annual report | High Yield Municipal Bond Fund	33

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	1994	49

Chairman (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

William H. Cunningham, Born: 1944	1987	49

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson, Born: 1952	2008	49

President, Cambridge College, Cambridge, Massachusetts (since May 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Stanley Martin,[2] Born: 1947	2008	49

Director, The St. Joe Company (real estate development company) (since May 2012); Senior Vice
President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006); Executive Vice
President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive Vice President,
Republic New York Corporation & Republic National Bank of New York (1998–2000); Partner, KPMG
LLP (1971–1998).

Dr. John A. Moore,[2] Born: 1939	2005	49

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(1989–2001); Senior Scientist, Sciences International (health research) (2000–2003); Former Assistant
Administrator & Deputy Administrator, Environmental Protection Agency (1983–1989); Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

34	High Yield Municipal Bond Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson,[2] Born: 1943	2005	49

Presidential Advisor for Global Initiatives, American Council on Education (since 2011); Chairperson of the Board of the Trust (during 2009 and 2010); Principal, PMP Globalinc (consulting) (2007–2011);
Senior Associate, Institute for Higher Education Policy (2007–2011); Executive Director, CIES
(international education agency) (until 2007); Vice President, Institute of International Education (until
2007); Former President Wells College, St. Lawrence University and the Association of Colleges and
Universities of the State of New York. Director of the following: Mutual Fund Directors Forum (since
2011); Niagara Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997);
ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison
(since 2007); Ford Foundation, International Fellowships Program (until 2007); UNCF, International
Development Partnerships (until 2005); Roth Endowment (since 2002); Council for International
Educational Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	49

Director and Audit Committee Chairman (since May 2012) and Member of Finance and Audit
Committees of NCH Healthcare System, Inc. (since 2011) (holding company for multi-entity health care system); Director and Member of Finance Committee of The Moorings, Inc. (nonprofit continuing care community) (since May 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–
2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester
County, New York, Chamber of Commerce (1985–1995); Director, Treasurer and Chairman of Audit
and Finance Committees, Putnam Hospital Center (1990–2000); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1997).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie, Born: 1959	2010	49

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010).

John G. Vrysen, Born: 1955	2009	49

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

Annual report | High Yield Municipal Bond Fund	35

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971	2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

36	High Yield Municipal Bond Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since 2010) and
(2007–2009); Assistant Treasurer, John Hancock retail funds (2007–2009); Assistant Treasurer, Fidelity
Group of Funds (2005–2007); Vice President, Fidelity Management Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

Annual report | High Yield Municipal Bond Fund	37

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Stanley Martin*	John Hancock Asset Management a division of
Hugh McHaffie†	Manulife Asset Management (US) LLC
Dr. John A. Moore,* Vice Chairman
Patti McGill Peterson*	Principal distributor
Gregory A. Russo	John Hancock Funds, LLC
John G. Vrysen†
Custodian
Officers	State Street Bank and Trust Company
Keith F. Hartstein
President and Chief Executive Officer	Transfer agent
John Hancock Signature Services, Inc.
Andrew G. Arnott
Senior Vice President and Chief Operating Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer	Independent registered
public accounting firm
Francis V. Knox, Jr.	PricewaterhouseCoopers LLP
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

38	High Yield Municipal Bond Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.	59A 5/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	7/12

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2012, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Effective July 25, 2012, Gregory A. Russo is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

Prior to July 25, 2012, Stanley Martin was the audit committee financial expert and was “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended May 31, 2012 and 2011. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2012	May 31, 2011

John Hancock High Yield Municipal Bond Fund	$32,422	$27,666

John Hancock Tax-Free Bond Fund	33,019	28,233

Total	$65,441	$55,899

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Amounts billed to the registrant were as follows:

Fund	May 31, 2012	May 31, 2011

John Hancock High Yield Municipal Bond Fund	$783	$347

John Hancock Tax-Free Bond Fund	783	347

Total	$1,566	$694

Amounts billed to control affiliates were $96,255 and $91,670 for the fiscal years ended May 31, 2012 and 2011, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal years ended May 31, 2012 and 2011. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2012	May 31, 2011

John Hancock High Yield Municipal Bond Fund	$2,467	$2,350

John Hancock Tax-Free Bond Fund	2,389	2,275

Total	$4,856	$4,625

(d) All Other Fees

Other fees billed for professional services rendered by the principal accountant to the registrant or to the control affiliates for the fiscal years ended May 31, 2012 and 2011 amounted to the following:

Fund	May 31, 2012	May 31, 2011

John Hancock High Yield Municipal Bond Fund	$199	$182

John Hancock Tax-Free Bond Fund	199	182

Total	$398	$364

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended May 31, 2012, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal years ended May 31, 2012 and 2011 amounted to the following:

Trust	May 31, 2012	May 31, 2011

John Hancock Municipal Securities Trust	$3,336,500	$1,913,769

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. Effective July 25, 2012, the members of the audit committee are as follows:

Gregory A. Russo - Chairman
Dr. John A. Moore
Steven R. Pruchansky

Prior to July 25, 2012, the members of the audit committee were as follows:

Stanley Martin - Chairman
Dr. John A. Moore
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT

COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date:	July 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date:	July 23, 2012

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	July 23, 2012